Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 facility	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies
Number of facilities under capital lease obligation	1
Commitments and Contingencies
Assets under capital lease, gross	$ 50,374	$ 43,892
Less: accumulated depreciation	(28,338)	(17,917)
Assets under capital lease, net	22,036	25,975
Future minimum payments under capital leases
2013	10,159
2014	4,798
2015	1,069
2016	575
Total future minimum lease payments	16,601
Less amount representing interest	(1,355)
Capital lease obligations, gross	15,246
Less current portion	(9,279)	(10,743)
Capital lease obligations, net of current portion	5,967	9,964
Future minimum payments under operating leases
2013	37,823
2014	30,105
2015	25,162
2016	18,379
2017	9,313
Thereafter	7,703
Total future minimum lease payments	128,485
Rent expense included in consolidated statements of operations in selling, general and administrative expenses
Rent expense	48,761	49,265	50,176
Market lease reserve amortization	(760)	(3,455)	(4,830)
Net rent expense	48,001	45,810	45,346
Self-insurance disclosures
Annual insured stop-loss limit on per-member payments	125
Self-insurance reserves	1,200	1,424
Merger
Amount contributed by Sponsors to Parent to fund the Merger	16,101
Furniture and fixtures
Commitments and Contingencies
Assets under capital lease, gross	2,940	2,968
Building improvements
Commitments and Contingencies
Assets under capital lease, gross	12,797	12,884
Computer equipment
Commitments and Contingencies
Assets under capital lease, gross	15,718	10,262
Telecom and other equipment
Commitments and Contingencies
Assets under capital lease, gross	$ 18,919	$ 17,778